Loans and Allowance for Credit Losses - Schedule of Credit Quality Indicators (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Credit Quality Indicator [Line Items]
Originated current year	$ 545,075	$ 994,508
Originated prior year	976,400	768,474
Originated two years prior year	730,143	392,689
Originated three years prior year	287,114	206,171
Originated four years prior year	177,377	114,765
Prior	334,375	271,872
Revolving loans	558,117	419,283
Loans, before allowance	3,595,523	3,153,609
Current-period gross charge-offs	2,358	1,557	$ 1,048
Loans, gross	3,608,601	3,167,762	2,495,938
Real Estate Portfolio Segment | Residential 1-4 Family Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
Originated current year	165,731	290,560
Originated prior year	298,394	262,990
Originated two years prior year	239,260	106,992
Originated three years prior year	90,439	62,177
Originated four years prior year	56,357	29,641
Prior	92,452	84,510
Revolving loans	16,585	18,100
Loans, before allowance	959,218	854,970
Originated current year, charge offs	0	0
Originated prior year, charge offs	0	0
Originated two years prior year, charge offs	0	0
Originated three years prior year, charge offs	0	0
Originated four years prior year, charge offs	0	0
Prior, charge offs	0	8
Revolving loans, charge offs	0	0
Current-period gross charge-offs	0	8	0
Loans, gross	959,218	854,970	689,579
Real Estate Portfolio Segment | Commercial and Multi-Family Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
Originated current year	103,050	271,403
Originated prior year	321,767	246,265
Originated two years prior year	378,573	161,488
Originated three years prior year	143,178	107,908
Originated four years prior year	91,640	74,494
Prior	217,756	166,397
Revolving loans	57,320	36,342
Loans, before allowance	1,313,284	1,064,297
Originated current year, charge offs	0	0
Originated prior year, charge offs	0	0
Originated two years prior year, charge offs	0	0
Originated three years prior year, charge offs	0	0
Originated four years prior year, charge offs	0	0
Prior, charge offs	0	0
Revolving loans, charge offs	0	0
Current-period gross charge-offs	0	0	0
Loans, gross	1,313,284	1,064,297	908,673
Real Estate Portfolio Segment | Construction, Land Development and Farmland
Financing Receivable, Credit Quality Indicator [Line Items]
Originated current year	231,337	364,681
Originated prior year	306,056	237,051
Originated two years prior year	99,456	90,341
Originated three years prior year	26,710	9,648
Originated four years prior year	7,586	5,212
Prior	10,192	9,519
Revolving loans	219,999	163,076
Loans, before allowance	901,336	879,528
Originated current year, charge offs	0	0
Originated prior year, charge offs	0	0
Originated two years prior year, charge offs	0	0
Originated three years prior year, charge offs	0	0
Originated four years prior year, charge offs	0	0
Prior, charge offs	0	1
Revolving loans, charge offs	0	0
Current-period gross charge-offs	0	1	23
Loans, gross	901,336	879,528	612,659
Real Estate Portfolio Segment | 1-4 family Equity Lines of Credit
Financing Receivable, Credit Quality Indicator [Line Items]
Originated current year	0	0
Originated prior year	0	0
Originated two years prior year	0	0
Originated three years prior year	0	0
Originated four years prior year	0	0
Prior	0	0
Revolving loans	202,731	151,032
Loans, before allowance	202,731	151,032
Originated current year, charge offs	0	0
Originated prior year, charge offs	0	0
Originated two years prior year, charge offs	0	0
Originated three years prior year, charge offs	0	0
Originated four years prior year, charge offs	0	0
Prior, charge offs	0	0
Revolving loans, charge offs	0	0
Current-period gross charge-offs	0	0	0
Loans, gross	202,731	151,032	92,229
Commercial, Industrial and Agricultural Portfolio
Financing Receivable, Credit Quality Indicator [Line Items]
Originated current year	16,904	39,229
Originated prior year	34,514	10,856
Originated two years prior year	7,466	15,760
Originated three years prior year	12,272	20,441
Originated four years prior year	17,066	5,062
Prior	7,593	4,688
Revolving loans	31,844	28,567
Loans, before allowance	127,659	124,603
Originated current year, charge offs	0	21
Originated prior year, charge offs	30	0
Originated two years prior year, charge offs	0	0
Originated three years prior year, charge offs	0	0
Originated four years prior year, charge offs	0	0
Prior, charge offs	0	0
Revolving loans, charge offs	0	0
Current-period gross charge-offs	30	21	33
Loans, gross	127,659	124,603	118,155
Consumer Portfolio Segment
Financing Receivable, Credit Quality Indicator [Line Items]
Originated current year	28,053	28,635
Originated prior year	15,669	11,312
Originated two years prior year	5,388	18,108
Originated three years prior year	14,515	5,997
Originated four years prior year	4,728	356
Prior	6,382	6,758
Revolving loans	29,638	22,166
Loans, before allowance	104,373	93,332
Originated current year, charge offs	1,843	66
Originated prior year, charge offs	213	74
Originated two years prior year, charge offs	98	41
Originated three years prior year, charge offs	22	1
Originated four years prior year, charge offs	0	0
Prior, charge offs	0	0
Revolving loans, charge offs	151	1,345
Current-period gross charge-offs	2,328	1,527	992
Loans, gross	104,373	93,332	$ 74,643
Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Originated current year	544,851	994,108
Originated prior year	975,376	767,981
Originated two years prior year	729,700	391,592
Originated three years prior year	286,220	205,976
Originated four years prior year	177,112	114,639
Prior	331,879	268,339
Revolving loans	557,563	418,751
Loans, gross	3,602,701	3,161,386
Pass | Real Estate Portfolio Segment | Residential 1-4 Family Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
Originated current year	165,655	290,315
Originated prior year	297,535	262,690
Originated two years prior year	239,035	106,107
Originated three years prior year	89,563	61,984
Originated four years prior year	56,092	29,526
Prior	90,119	81,229
Revolving loans	16,585	17,751
Loans, before allowance	954,584	849,602
Pass | Real Estate Portfolio Segment | Commercial and Multi-Family Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
Originated current year	103,050	271,403
Originated prior year	321,767	246,265
Originated two years prior year	378,418	161,326
Originated three years prior year	143,178	107,908
Originated four years prior year	91,640	74,494
Prior	217,645	166,267
Revolving loans	57,320	36,342
Loans, before allowance	1,313,018	1,064,005
Pass | Real Estate Portfolio Segment | Construction, Land Development and Farmland
Financing Receivable, Credit Quality Indicator [Line Items]
Originated current year	231,337	364,681
Originated prior year	306,056	237,051
Originated two years prior year	99,456	90,341
Originated three years prior year	26,710	9,648
Originated four years prior year	7,586	5,212
Prior	10,141	9,445
Revolving loans	219,999	163,076
Loans, before allowance	901,285	879,454
Pass | Real Estate Portfolio Segment | 1-4 family Equity Lines of Credit
Financing Receivable, Credit Quality Indicator [Line Items]
Originated current year	0	0
Originated prior year	0	0
Originated two years prior year	0	0
Originated three years prior year	0	0
Originated four years prior year	0	0
Prior	0	0
Revolving loans	202,189	150,849
Loans, before allowance	202,189	150,849
Pass | Commercial, Industrial and Agricultural Portfolio
Financing Receivable, Credit Quality Indicator [Line Items]
Originated current year	16,811	39,222
Originated prior year	34,507	10,812
Originated two years prior year	7,460	15,743
Originated three years prior year	12,272	20,441
Originated four years prior year	17,066	5,062
Prior	7,593	4,641
Revolving loans	31,832	28,567
Loans, before allowance	127,541	124,488
Pass | Consumer Portfolio Segment
Financing Receivable, Credit Quality Indicator [Line Items]
Originated current year	27,998	28,487
Originated prior year	15,511	11,163
Originated two years prior year	5,331	18,075
Originated three years prior year	14,497	5,995
Originated four years prior year	4,728	345
Prior	6,381	6,757
Revolving loans	29,638	22,166
Loans, before allowance	104,084	92,988
Special Mention
Financing Receivable, Credit Quality Indicator [Line Items]
Originated current year	173	326
Originated prior year	918	474
Originated two years prior year	443	1,084
Originated three years prior year	883	64
Originated four years prior year	137	115
Prior	1,640	2,102
Revolving loans	416	416
Loans, gross	4,610	4,581
Special Mention | Real Estate Portfolio Segment | Residential 1-4 Family Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
Originated current year	76	245
Originated prior year	859	300
Originated two years prior year	225	885
Originated three years prior year	876	62
Originated four years prior year	137	115
Prior	1,558	1,955
Revolving loans	0	349
Loans, before allowance	3,731	3,911
Special Mention | Real Estate Portfolio Segment | Commercial and Multi-Family Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
Originated current year	0	0
Originated prior year	0	0
Originated two years prior year	155	162
Originated three years prior year	0	0
Originated four years prior year	0	0
Prior	31	40
Revolving loans	0	0
Loans, before allowance	186	202
Special Mention | Real Estate Portfolio Segment | Construction, Land Development and Farmland
Financing Receivable, Credit Quality Indicator [Line Items]
Originated current year	0	0
Originated prior year	0	0
Originated two years prior year	0	0
Originated three years prior year	0	0
Originated four years prior year	0	0
Prior	51	60
Revolving loans	0	0
Loans, before allowance	51	60
Special Mention | Real Estate Portfolio Segment | 1-4 family Equity Lines of Credit
Financing Receivable, Credit Quality Indicator [Line Items]
Originated current year	0	0
Originated prior year	0	0
Originated two years prior year	0	0
Originated three years prior year	0	0
Originated four years prior year	0	0
Prior	0	0
Revolving loans	404	67
Loans, before allowance	404	67
Special Mention | Commercial, Industrial and Agricultural Portfolio
Financing Receivable, Credit Quality Indicator [Line Items]
Originated current year	93	7
Originated prior year	7	44
Originated two years prior year	6	17
Originated three years prior year	0	0
Originated four years prior year	0	0
Prior	0	47
Revolving loans	12	0
Loans, before allowance	118	115
Special Mention | Consumer Portfolio Segment
Financing Receivable, Credit Quality Indicator [Line Items]
Originated current year	4	74
Originated prior year	52	130
Originated two years prior year	57	20
Originated three years prior year	7	2
Originated four years prior year	0	0
Prior	0	0
Revolving loans	0	0
Loans, before allowance	120	226
Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
Originated current year	51	74
Originated prior year	106	19
Originated two years prior year	0	13
Originated three years prior year	11	131
Originated four years prior year	128	11
Prior	856	1,431
Revolving loans	138	116
Loans, gross	1,290	1,795
Substandard | Real Estate Portfolio Segment | Residential 1-4 Family Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
Originated current year	0	0
Originated prior year	0	0
Originated two years prior year	0	0
Originated three years prior year	0	131
Originated four years prior year	128	0
Prior	775	1,326
Revolving loans	0	0
Loans, before allowance	903	1,457
Substandard | Real Estate Portfolio Segment | Commercial and Multi-Family Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
Originated current year	0	0
Originated prior year	0	0
Originated two years prior year	0	0
Originated three years prior year	0	0
Originated four years prior year	0	0
Prior	80	90
Revolving loans	0	0
Loans, before allowance	80	90
Substandard | Real Estate Portfolio Segment | Construction, Land Development and Farmland
Financing Receivable, Credit Quality Indicator [Line Items]
Originated current year	0	0
Originated prior year	0	0
Originated two years prior year	0	0
Originated three years prior year	0	0
Originated four years prior year	0	0
Prior	0	14
Revolving loans	0	0
Loans, before allowance	0	14
Substandard | Real Estate Portfolio Segment | 1-4 family Equity Lines of Credit
Financing Receivable, Credit Quality Indicator [Line Items]
Originated current year	0	0
Originated prior year	0	0
Originated two years prior year	0	0
Originated three years prior year	0	0
Originated four years prior year	0	0
Prior	0	0
Revolving loans	138	116
Loans, before allowance	138	116
Substandard | Commercial, Industrial and Agricultural Portfolio
Financing Receivable, Credit Quality Indicator [Line Items]
Originated current year	0	0
Originated prior year	0	0
Originated two years prior year	0	0
Originated three years prior year	0	0
Originated four years prior year	0	0
Prior	0	0
Revolving loans	0	0
Loans, before allowance	0	0
Substandard | Consumer Portfolio Segment
Financing Receivable, Credit Quality Indicator [Line Items]
Originated current year	51	74
Originated prior year	106	19
Originated two years prior year	0	13
Originated three years prior year	11	0
Originated four years prior year	0	11
Prior	1	1
Revolving loans	0	0
Loans, before allowance	$ 169	$ 118